Overview and Summary of Significant Accounting Policies, Accounts Receivable and Allowance for Credit Losses (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables	$ 166,812		$ 125,715	$ 125,540
Unbilled revenue	108,806		91,463	74,488
Receivables from Stockholder	6,434		5,178
Other	15,373		13,848	17,373
Allowance for credit losses	(3,765)	$ (1,063)	(2,283)	(1,117)
Total accounts receivable, net	293,660		233,921	216,523
Beginning balance	2,283	1,117	1,117	647
Current period provision	1,022	983	7,413	5,851
Write-offs charged against allowance	(159)	(1,522)	(7,764)	(7,008)
Recoveries collected	619	485	1,517	1,627
Ending balance	3,765	1,063	2,283	1,117
Indianapolis Power And Light Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables	166,812		125,715	125,540
Unbilled revenue	108,806		91,463	74,488
Receivables from Stockholder	6,499		5,227
Other	15,373		13,848	17,373
Allowance for credit losses	(3,765)	(1,063)	(2,283)	(1,117)
Total accounts receivable, net	293,725		233,970	216,572
Beginning balance	2,283	1,117	1,117	647
Current period provision	1,022	983	7,413	5,851
Write-offs charged against allowance	(159)	(1,522)	(7,764)	(7,008)
Recoveries collected	619	485	1,517	1,627
Ending balance	$ 3,765	$ 1,063	$ 2,283	$ 1,117